Property and equipment - Additional Information (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Impairment charge on leasehold improvements		€ 0
Leasehold improvements not placed into service	€ 4,000,000	€ 8,000,000
Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Impairment charges for lease right-of-use assets	€ 49,000,000